INTANGIBLE ASSETS	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 11. INTANGIBLE ASSETS

Pacsquare Purchase Agreement

Pursuant to the transactions contemplated by a letter of intent, on February 16, 2024, AtlasClear and Pacsquare entered into a Source Code Purchase Agreement and Master Services Agreement (the “Pacsquare Purchase Agreement”), pursuant to which AtlasClear acquired the AtlasClear Platform. Pursuant to the Pacsquare Purchase Agreement, Pacsquare will develop, implement and launch the AtlasClear Platform and provide maintenance and support services as described in the agreement. The Pacsquare Purchase Agreement provides that Pacsquare will develop and deliver to AtlasClear the Level 1 equities trading platform and that it will develop and deliver all modules of the clearing platform within 12 months of signing the Pacsquare Purchase Agreement. AtlasClear owns all the intellectual property relating to the AtlasClear Platform, including the software and source code. The Pacsquare Purchase Agreement also granted AtlasClear a right of first refusal to any products or services that relate to trading, settlement, clearance or any other business of AtlasClear that Pacsquare proposes to offer to other persons. The purchase price for the assets was $4.8 million as follows: (i) $1.9 million, consisting of (A) $100,000 payable in a cash upon delivery of the source code and execution of the Pacsquare Purchase Agreement; (B) $850,000 payable in shares of Common Stock at a price of $6.00 per share; and (C) $950,000 to be paid in four monthly installments of $237,500, payable in shares of Common Stock at the price per share on the day of issuance and (ii) $2.7 million to be paid ratably on a module-by-module basis upon delivery and acceptance of each of the AtlasClear Platform modules. AtlasClear has sole discretion to determine whether any of the foregoing payments will be made in cash or shares of Common Stock. As of June 30, 2024, the Company has issued 336,000 pre reverse split or 5,600 post reverse split shares of Common Stock 141,667 pre reverse split or 2,361 post reverse split of which were valued at $6 pre reverse split or $360 post reverse split per share as per agreed upon terms and 194,333 pre reverse split or 3,239 post reverse split valued at $1.50 pre reverse split or 5,600 post reverse split $90 per share based on the fair value of common stock on March 12, 2024 the date the shares were issued to Pacsquare pursuant to the terms of the Pacsquare Purchase Agreement and paid $500,000 in cash and accrued $85,000 in accounts payable for total carrying value of $1,726,500. During the six months ended December 31, 2024 the Company issued 500,000 pre reverse split or 8,333 post reverse split shares valued at

$122,300 on issuance date to Pacsquare as additional consideration towards the AtlasClear platform and accrued and additional $15,000 in accrued invoices received bringing the balance to $1,928,800 as of December 31, 2024. Of the $100,000 accrued as of September 30, 2024, the Company paid $60,000 in cash leaving $40,000 payable included in accounts payable. The AtlasClear platform has commenced utilization as of the quarter ended December 31, 2024 as such amortization has commenced resulting in $48,075 in amortization expense. The Company anticipates a useful life of 10 years.

Intangible Assets of the company at December 31, 2024, are summarized as follows:

		December 31, 2024
			Accumulated	Impairment
	Est useful life	Cost	Amortization	of Asset	Net

Goodwill	Indefinite	$6,142,525	$—	$—	$6,142,525
Pacsquare assets – Proprietary Software	10 years	1,928,800	(48,075)	—	1,880,725
Customer Lists	12 years	14,625,000	(1,088,528)	—	13,536,472
Intangible Assets		$22,696,325	$(1,136,603)	$—	$21,559,722

Below is a summary of the amortization of intangible assets for the next five years:

Fiscal Year	Amount
June 30, 2025	$699,988
June 30, 2026	1,411,577
June 30, 2027	1,411,577
June 30, 2028	1,414,916
June 30, 2029	1,411,577
Thereafter	9,067,563

NOTE 13. INTANGIBLE ASSETS

Pacsquare Purchase Agreement

Pursuant to the transactions contemplated by a letter of intent, on February 16, 2024, AtlasClear and Pacsquare entered into a Source Code Purchase Agreement and Master Services Agreement (the “Pacsquare Purchase Agreement”), pursuant to which AtlasClear acquired the AtlasClear Platform. Pursuant to the Pacsquare Purchase Agreement, Pacsquare will develop, implement and launch the AtlasClear Platform and provide maintenance and support services as described in the agreement. The Pacsquare Purchase Agreement provides that Pacsquare will develop and deliver to AtlasClear the Level 1 equities trading platform and that it will develop and deliver all modules of the clearing platform within 12 months of signing the Pacsquare Purchase Agreement. AtlasClear owns all the intellectual property relating to the AtlasClear Platform, including the software and source code. The Pacsquare Purchase Agreement also granted AtlasClear a right of first refusal to any products or services that relate to trading, settlement, clearance or any other business of AtlasClear that Pacsquare proposes to offer to other persons. The purchase price for the assets was $4.8 million as follows: (i) $1.9 million, consisting of (A) $100,000 payable in a cash upon delivery of the source code and execution of the Pacsquare Purchase Agreement; (B) $850,000 payable in shares of Common Stock at a price of $6.00 per share; and (C) $950,000 to be paid in four monthly installments of $237,500, payable in shares of Common Stock at the price per share on the day of issuance and (ii) $2.7 million to be paid ratably on a module-by-module basis upon delivery and acceptance of each of the AtlasClear Platform modules. AtlasClear has sole discretion to determine whether any of the foregoing payments will be made in cash or shares of Common Stock. As of June 30, 2024, the Company has issued 336,000 shares of Common Stock 141,667 valued at $6 per share as per agreed upon terms and 194,333 valued at $1.50 per share based on the fair value of common stock on March 12, 2024 date share were issued to Pacsquare pursuant to the terms of the Pacsquare Purchase Agreement and paid $500,000 in cash and accrued $85,000 in accounts payable for total carrying value of $1,726,500. The AtlasClear platform is not yet in use as such amortization has not yet commenced.

Intangible Assets of the company at June 30, 2024 are summarized as follows:

		June 30, 2024
			Accumulated	Impairment
	Est useful life	Cost	Amortization	of Asset	Net

Goodwill	Indefinite	$6,142,525	$—	$—	$6,142,525
Pacsquare assets – Proprietary Software	10 years	1,726,500	—	—	1,726,500
Technology acquired	zero years	18,163,044	(317,231)	(17,845,813)	—
Customer Lists	12 years	14,625,000	(474,144)	—	14,150,856
Intangible Assets		$40,657,069	$(791,375)	$(17,845,813)	$22,019,881

Below is a summary of the amortization of intangible assets for the next five years:

Year	Amount
June 30, 2025	$1,218,750
June 30, 2026	1,391,400
June 30, 2027	1,391,400
June 30, 2028	1,394,739
June 30, 2029	1,391,400
Thereafter	9,089,667